Description of Plan (Details) - EBP 004	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Minimum annual compensation to total compensation, percentage	2.00%
Participant contribution, pretax, maximum annual compensation to total compensation, percentage	25.00%
Participant contribution, aftertax, maximum annual compensation to total compensation, percentage	25.00%
Participant contribution, maximum contribution to eligible compensation, percentage	25.00%
Employer contribution, matching percentage per US dollar	$ 0.65
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage	3.90%
Basis spread on variable rate	1.00%
Short term loan, borrowing term	1 year
Receivable from participant, account, primary residence, maximum borrowing term	30 years
Receivable from participant, account, minimum borrowing, amount	$ 500
Receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Minimum
EBP, Description of Plan [Line Items]
Short term loan, borrowing term	1 year
Notes receivable from participants, interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Short term loan, borrowing term	5 years
Notes receivable from participants, interest rate	10.00%